Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Magnolia Solar Corporation
CURRENT ASSETS
Cash		$ 45,870	$ 25,127
Accounts receivable, net of allowance		$ 10,513	185,455
Prepaid expenses			1,417
Total current assets		$ 56,383	211,999
Property and equipment, net		311	623
OTHER ASSETS
License with related party, net of accumulated amortization		83,183	118,833
Total other assets		83,183	118,833
TOTAL ASSETS		139,877	331,455
CURRENT LIABILITIES
Accounts payable and accrued expenses		682,029	578,810
Current portion of Original Issue Discount Senior Secured Convertible Promissory Note, net of discount		2,400,000	2,400,000
Total current liabilities		3,082,029	2,978,810
Total liabilities		3,082,029	2,978,810
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, value		190	159
Additional paid-in-capital (Restated)		2,539,048	2,267,935
Additional paid-in capital - warrants		962,297	962,297
Accumulated deficit		(6,443,687)	(5,877,746)
Total stockholders' equity (deficit) before non-controlling interest		(2,942,152)	(2,647,355)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)		139,877	331,455
Ecoark Holdings, Inc.
CURRENT ASSETS
Cash	$ 8,848,000	1,962,000	$ 2,220,000
Accounts receivable, net of allowance	1,421,000	972,000
Inventory, net of reserves	809,000	743,000
Prepaid expenses	$ 156,000	161,000
Other current assets		130,000
Total current assets	$ 11,234,000	3,968,000
Property and equipment, net	360,000	363,000
Intangible assets, net	907,000	852,000
Other assets	26,000	25,000
Total non-current assets	1,293,000	1,240,000
OTHER ASSETS
TOTAL ASSETS	12,527,000	5,208,000
CURRENT LIABILITIES
Current portion of long-term debt	3,000,000	3,175,000
Debt - related parties	742,000	1,329,000
Accounts payable	1,244,000	1,074,000
Accrued expenses	687,000	503,000
Accrued interest	58,000	$ 40,000
Deferred revenue	61,000
Total current liabilities	$ 5,792,000	$ 6,121,000
COMMITMENTS AND CONTINGENCIES
Total liabilities	$ 5,792,000	$ 6,121,000
STOCKHOLDERS' EQUITY (DEFICIT)
Ecoark, Inc. Series A, B, C, D Common Shares - exchanged for Ecoark Holdings shares in connection with March 24, 2016 merger (Restated)		$ 20,000
Common stock, value	$ 31,000
Additional paid-in-capital (Restated)	49,897,000	$ 36,722,000
Subscription receivable	(4,290,000)	(55,000)
Accumulated deficit	$ (38,810,000)	(36,587,000)
Treasury stock, at cost, 3,542 Ecoark Inc. Series A General Common Shares as of December 31, 2015 - canceled in connection with March 24, 2016 merger		(928,000)
Total stockholders' equity (deficit) before non-controlling interest	$ 6,828,000	(818,000)
Non-controlling interest	(93,000)	(95,000)
Total stockholders' equity (deficit)	6,735,000	(913,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 12,527,000	$ 5,208,000